Investment Portfolio - September 30, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS - 97.8%
ALABAMA - 1.3%
Birmingham Water Works Board, Water
Utility Impt., Prerefunded Balance,
Series B, Revenue Bond, 5.000%,
1/1/2031	1,715,000	$2,058,137
Cullman Utilities Board Water Division,
Revenue Bond, AGM, 4.000%,
9/1/2025	1,000,000	1,159,050
		3,217,187
ALASKA - 0.2%
Alaska Municipal Bond Bank Authority,
Series 2, Revenue Bond, 5.000%,
9/1/2022	500,000	531,290
ARIZONA - 2.6%
Gilbert, Public Impt., G.O. Bond, 5.000%,
7/1/2021	800,000	829,088
Maricopa County Unified School District
No. 89-Dysart, G.O. Bond, 5.000%,
7/1/2026	1,000,000	1,166,430
Mesa
Multiple Utility Impt., Revenue Bond,
5.000%, 7/1/2023	1,050,000	1,187,088
Multiple Utility Impt., Revenue Bond,
5.000%, 7/1/2024	1,200,000	1,410,480
Pima County Sewer System, Unrefunded
Balance, Series B, Revenue Bond,
5.000%, 7/1/2022	530,000	549,149
Scottsdale, Water & Sewer, Revenue
Bond, 5.250%, 7/1/2022	1,130,000	1,230,728
		6,372,963
ARKANSAS - 0.6%
Arkansas State, Highway Impt., G.O.
Bond, 5.000%, 6/15/2021	525,000	542,955
Beaver Water of Benton & Washington
Counties, Revenue Bond, 4.000%,
11/15/2021	1,000,000	1,004,580
		1,547,535
COLORADO - 2.1%
Aurora Water, Green Bond, Revenue
Bond, 4.000%, 8/1/2046	2,000,000	2,220,160
Boulder County, Series A, Revenue
Bond, 5.000%, 7/15/2026	1,000,000	1,258,780
E-470 Public Highway Authority, Senior
Lien, Series A, Revenue Bond,
5.000%, 9/1/2026	1,000,000	1,247,420
Garfield Pitkin & Eagle Counties
School District No. 1 Roaring Fork,
Prerefunded Balance, G.O. Bond,
5.000%, 12/15/2024	500,000	529,065
		5,255,425
DISTRICT OF COLUMBIA - 5.3%
District of Columbia
Public Impt., Series A, G.O. Bond,
5.000%, 6/1/2022	1,385,000	1,496,825
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA (continued)
District of Columbia (continued)
Public Impt., Series A, G.O. Bond,
4.000%, 10/15/2044	2,750,000	$3,211,010
Public Impt., Series D, G.O. Bond,
5.000%, 6/1/2022	1,250,000	1,350,925
Public Impt., Series D, G.O. Bond,
5.000%, 6/1/2026	750,000	942,255
Public Impt., Series D, G.O. Bond,
5.000%, 6/1/2035	1,000,000	1,250,070
District of Columbia, Series A, Revenue
Bond, 5.000%, 12/1/2021	515,000	544,159
District of Columbia Water & Sewer
Authority
Series B, Revenue Bond, 5.000%,
10/1/2036	900,000	1,078,083
Series C, Revenue Bond, 5.000%,
10/1/2022	1,000,000	1,096,900
Sewer Impt., Series A, Revenue Bond,
4.000%, 10/1/2049	2,000,000	2,317,260
		13,287,487
FLORIDA - 7.3%
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%,
7/1/2024	500,000	583,010
Senior Lien, Revenue Bond, 5.000%,
7/1/2027	500,000	633,630
Senior Lien, Revenue Bond, 5.000%,
7/1/2038	530,000	644,713
Florida State, Public Impt., Series B,
G.O. Bond, 4.000%, 7/1/2048	2,000,000	2,309,800
Florida State, Series B, G.O. Bond,
5.000%, 6/1/2024	930,000	1,091,560
Fort Lauderdale, Water & Sewer,
Revenue Bond, 4.000%, 3/1/2026	1,180,000	1,352,103
JEA Electric System, Series A, Revenue
Bond, 5.000%, 10/1/2028	1,000,000	1,285,100
Lee County, Water & Sewer, Series B,
Revenue Bond, 5.000%, 10/1/2021	750,000	786,390
Miami Beach, Water & Sewer, Revenue
Bond, 5.000%, 9/1/2047	1,400,000	1,684,424
Miami-Dade County, Water & Sewer
Revenue Bond, 5.000%, 10/1/2023	2,000,000	2,286,980
Sewer Impt., Series B, Revenue Bond,
4.000%, 10/1/2049	1,000,000	1,159,520
Orlando Utilities Commission, Series B,
Revenue Bond, 5.000%, 10/1/2021	800,000	838,816
Port St. Lucie Utility System, Water Utility
Impt., Revenue Bond, NATL, 5.250%,
9/1/2023	500,000	570,745
Tampa-Hillsborough County Expressway
Authority
Highway Impt., Series A, Revenue
Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,298,220

Investment Portfolio - September 30, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Tampa-Hillsborough County Expressway
Authority (continued)
Highway Impt., Series A, Revenue
Bond, BAM, 5.000%, 7/1/2035	1,250,000	$1,622,587
		18,147,598
GEORGIA - 1.8%
Atlanta, Water & Wastewater System,
Revenue Bond, 3.000%, 11/1/2037	555,000	622,222
Forsyth County, Water & Sewerage
Authority, Revenue Bond, 5.000%,
4/1/2026	760,000	887,201
Georgia State, Series C, G.O. Bond,
5.000%, 7/1/2028	2,295,000	2,956,258
		4,465,681
HAWAII - 1.3%
Honolulu County
Transit Impt., G.O. Bond, 4.000%,
9/1/2042	600,000	708,576
Transit Impt., G.O. Bond, 4.000%,
9/1/2043	420,000	494,970
Honolulu County Wastewater System,
Sewer Impt., Series A, Revenue Bond,
5.000%, 7/1/2023	1,750,000	1,977,448
		3,180,994
ILLINOIS - 1.9%
Aurora, Waterworks & Sewerage
Series B, Revenue Bond, 3.000%,
12/1/2022	500,000	525,810
Series B, Revenue Bond, 3.000%,
12/1/2023	625,000	670,387
Illinois Municipal Electric Agency, Series
A, Revenue Bond, 5.000%, 2/1/2025	2,000,000	2,366,280
Illinois State Toll Highway Authority,
Highway Impt., Series B, Revenue
Bond, 5.000%, 1/1/2038	1,050,000	1,252,451
		4,814,928
IOWA - 1.2%
Cedar Falls, Electric Utility, Revenue
Bond, 5.000%, 12/1/2023	2,000,000	2,298,780
Johnston, Public Impt., Series A, G.O.
Bond, 5.000%, 6/1/2023	520,000	585,868
		2,884,648
KENTUCKY - 0.6%
Kentucky Municipal Power Agency,
Series A, Revenue Bond, NATL,
5.000%, 9/1/2024	1,355,000	1,578,982
LOUISIANA - 0.4%
New Orleans, Sewer Impt., Revenue
Bond, 5.000%, 6/1/2021	600,000	618,684
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
LOUISIANA (continued)
Shreveport, Water & Sewer, Series
B, Revenue Bond, AGM, 3.000%,
12/1/2022	300,000	$316,818
		935,502
MAINE - 0.4%
Maine Municipal Bond Bank, Various
Purposes Impt., Series E, Revenue
Bond, 4.000%, 11/1/2021	570,000	593,809
Maine Turnpike Authority, Highway
Impt., Revenue Bond, AGM, 5.250%,
7/1/2021	500,000	518,725
		1,112,534
MARYLAND - 7.0%
Baltimore
Sewer Impt., Series C, Revenue Bond,
5.000%, 7/1/2026	815,000	1,022,679
Water Utility Impt., Series C, Revenue
Bond, 4.000%, 7/1/2036	765,000	892,495
Water Utility Impt., Series C, Revenue
Bond, 4.000%, 7/1/2037	555,000	645,154
Baltimore, Sewer Impt., Series A,
Revenue Bond, 4.000%, 7/1/2044	2,000,000	2,339,320
Baltimore County
G.O. Bond, 5.000%, 3/1/2023	665,000	742,998
G.O. Bond, 5.000%, 3/1/2024	730,000	849,683
Maryland
School Impt., First Series, G.O. Bond,
4.000%, 6/1/2027	2,000,000	2,260,920
School Impt., Series A, G.O. Bond,
5.000%, 3/15/2028	3,000,000	3,829,260
Montgomery County, Public Impt., Series
A, G.O. Bond, 5.000%, 11/1/2032	2,365,000	3,093,609
Prince George’s County, Public Impt.,
Series B, G.O. Bond, 5.000%,
7/15/2022	1,615,000	1,755,263
		17,431,381
MASSACHUSETTS - 2.8%
Massachusetts
Series B, G.O. Bond, 5.000%,
7/1/2024	410,000	483,259
Series C, G.O. Bond, 3.625%,
10/1/2040	3,000,000	3,004,710
Massachusetts Water Resources
Authority, Series B, Revenue Bond,
AGM, 5.250%, 8/1/2032	970,000	1,409,128
North Reading, School Impt., G.O. Bond,
5.000%, 5/15/2035	2,000,000	2,137,660
		7,034,757
MICHIGAN - 0.4%
Ann Arbor Sewage Disposal System,
Revenue Bond, 2.000%, 7/1/2027	820,000	873,858

Investment Portfolio - September 30, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
MINNESOTA - 0.9%
Minnesota State, Series D, G.O. Bond,
5.000%, 8/1/2024	2,000,000	$2,366,560
MISSOURI - 2.0%
Kansas City, Sanitary Sewer System,
Sewer Impt., Series A, Revenue Bond,
4.000%, 1/1/2025	750,000	862,455
Metropolitan St Louis Sewer District,
Sewer Impt., Series C, Revenue Bond,
4.000%, 5/1/2041	2,000,000	2,241,660
Missouri Joint Municipal Electric Utility
Commission, Prairie Street Project,
Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,764,700
		4,868,815
NEBRASKA - 0.3%
Omaha, Public Impt., Series A, G.O.
Bond, 2.500%, 1/15/2023	760,000	798,806
NEVADA - 0.6%
Clark County, Stadium Impt., Series A,
G.O. Bond, 5.000%, 6/1/2036	1,155,000	1,430,964
NEW MEXICO - 1.5%
Albuquerque Bernalillo County Water
Utility Authority
Water Utility Impt., Revenue Bond,
5.000%, 7/1/2022	1,250,000	1,354,825
Water Utility Impt., Revenue Bond,
5.000%, 7/1/2023	2,000,000	2,262,300
		3,617,125
NEW YORK - 19.0%
Metropolitan Transportation Authority,
Transit Impt., Green Bond, Series C-1,
Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,081,660
New York City
Public Impt., Subseries D1, G.O.
Bond, 4.000%, 12/1/2042	1,255,000	1,410,018
Public Impt., Subseries F-3, G.O.
Bond, 5.000%, 12/1/2024	825,000	976,775
Series 1, G.O. Bond, 5.000%,
8/1/2023	2,000,000	2,258,560
Series A, G.O. Bond, 5.000%,
8/1/2023	2,000,000	2,258,560
Series D, G.O. Bond, 5.000%,
8/1/2025	700,000	774,109
Series J, G.O. Bond, 5.000%, 8/1/2023.	950,000	1,072,816
New York City Transitional Finance
Authority, Building Aid, Series S-4A,
Revenue Bond, 5.000%, 7/15/2023	645,000	729,043
New York City Transitional Finance
Authority, Future Tax Secured
Public Impt., Subseries B1, Revenue
Bond, 5.000%, 11/1/2026	1,000,000	1,158,700
Public Impt., Subseries C-2, Revenue
Bond, 5.000%, 5/1/2037	2,740,000	3,367,049
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York City Transitional Finance
Authority, Future Tax Secured
(continued)
Public Impt., Subseries F-3, Revenue
Bond, 3.000%, 2/1/2037	3,000,000	$3,132,330
New York City Water & Sewer System
Series EE, Revenue Bond, 5.000%,
6/15/2040	3,500,000	4,316,935
Water Utility Impt., Series DD,
Revenue Bond, 5.000%, 6/15/2047	3,000,000	3,647,130
New York State Dormitory Authority
Public Impt., Series C, Revenue Bond,
5.000%, 3/15/2023	2,000,000	2,232,080
School Impt., Series A, Revenue
Bond, 4.000%, 3/15/2048	3,000,000	3,347,580
Series A, Revenue Bond, 5.000%,
2/15/2026	1,025,000	1,180,093
Series A, Revenue Bond, 5.000%,
2/15/2028	2,950,000	3,385,685
New York State Dormitory Authority,
School Impt., Series E, Revenue
Bond, AGM, 5.000%, 10/1/2025	860,000	979,239
New York State Dormitory Authority,
School Impt., Unrefunded Balance,
Series E, Revenue Bond, 5.000%,
3/15/2048	3,000,000	3,643,560
New York State Urban Development
Corp., Highway Impt., Series C,
Revenue Bond, 5.000%, 3/15/2024	765,000	852,348
Port Authority of New York & New Jersey,
Airport & Marina Impt., Consolidated
Series 222, Revenue Bond, 5.000%,
7/15/2032	1,185,000	1,542,017
Triborough Bridge & Tunnel Authority,
Series A, Revenue Bond, 5.000%,
11/15/2023	2,805,000	3,136,439
		47,482,726
NORTH CAROLINA - 3.8%
Charlotte
Series A, G.O. Bond, 5.000%,
8/1/2022	615,000	669,624
Series A, G.O. Bond, 4.000%,
6/1/2025	3,510,000	4,115,791
Charlotte, Water & Sewer System,
Revenue Bond, 4.000%, 7/1/2047	2,000,000	2,306,900
Mecklenburg County, Series A, G.O.
Bond, 5.000%, 12/1/2024	2,000,000	2,394,460
		9,486,775
OHIO - 5.8%
American Municipal Power, Inc., Fremont
Energy Center Project, Prerefunded
Balance, Series B, Revenue Bond,
5.000%, 2/15/2023	1,895,000	2,017,701

Investment Portfolio - September 30, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
OHIO (continued)
Brecksville-Broadview Heights City
School District, School Impt.,
Prerefunded Balance, G.O. Bond,
5.000%, 12/1/2048	1,000,000	$1,151,310
Cincinnati Water System
Series A, Revenue Bond, 4.000%,
12/1/2025	625,000	740,944
Series B, Revenue Bond, 5.000%,
12/1/2026	500,000	635,455
Series C, Revenue Bond, 5.000%,
12/1/2025	1,000,000	1,237,770
Columbus, Sewer Impt., Revenue Bond,
5.000%, 6/1/2026	520,000	620,651
Hamilton Wastewater System, Sewer
Impt., Revenue Bond, BAM, 4.000%,
10/1/2041	1,235,000	1,421,707
Mason
Recreational Facility Impt., Series A,
G.O. Bond, 3.000%, 12/1/2023	595,000	645,040
Recreational Facility Impt., Series B,
G.O. Bond, 2.000%, 12/1/2023	680,000	714,700
Mentor, G.O. Bond, 5.000%, 12/1/2021	810,000	854,882
Middletown City School District, School
Impt., Prerefunded Balance, G.O.
Bond, 5.250%, 12/1/2040	1,000,000	1,108,290
Northeast Ohio Regional Sewer District,
Sewer Impt., Revenue Bond, 4.000%,
11/15/2043	1,565,000	1,801,300
Ohio State Turnpike Commission, Series
A, Revenue Bond, 5.250%, 2/15/2027	600,000	773,274
Toledo Water System, Water Utility Impt.,
Series A, Revenue Bond, 5.000%,
11/15/2022	610,000	642,074
		14,365,098
OKLAHOMA - 0.4%
Tulsa Metropolitan Utility Authority, Water
Utility Impt., Series A, Revenue Bond,
3.000%, 4/1/2025	1,020,000	1,115,696
OREGON - 3.1%
Metro, Recreational Facility Impt., Series
A, G.O. Bond, 5.000%, 6/1/2023	825,000	891,363
Oregon State, Public Impt., Series K,
G.O. Bond, 5.000%, 8/1/2023	575,000	653,528
Portland Building Project, Series B, G.O.
Bond, 5.000%, 6/15/2038	4,000,000	5,047,680
Portland Sewer System, Series B,
Revenue Bond, 2.125%, 6/15/2030	1,000,000	1,050,010
		7,642,581
PENNSYLVANIA - 4.0%
Allegheny County Sanitary Authority,
Sewer Impt., Revenue Bond, AGM,
4.000%, 12/1/2035	1,200,000	1,368,600
Montgomery County, Series C, G.O.
Bond, 5.000%, 9/1/2024	1,155,000	1,369,541
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue
Bond, 5.000%, 12/1/2029	750,000	$968,175
Highway Impt., Series A, Revenue
Bond, 5.000%, 12/1/2030	850,000	1,091,859
Highway Impt., Series A-1, Revenue
Bond, 5.000%, 12/1/2023	1,200,000	1,378,860
Series A-2, Revenue Bond, 5.000%,
6/1/2028	590,000	709,522
Philadelphia, Water & Wastewater, Water
Utility Impt., Series A, Revenue Bond,
5.000%, 11/1/2040	2,450,000	3,139,553
		10,026,110
SOUTH CAROLINA - 1.3%
Greenwood Metropolitan District,
Sewer Impt., Revenue Bond, 5.000%,
10/1/2026	500,000	630,075
Lexington County
Series A, G.O. Bond, 5.000%,
2/1/2025	700,000	842,814
Series A, G.O. Bond, 5.000%,
2/1/2026	1,325,000	1,647,584
		3,120,473
TENNESSEE - 2.1%
Knoxville Electric System Revenue
Electric Light & Power Impt., Series II,
Revenue Bond, 3.000%, 7/1/2028	1,090,000	1,182,301
Series FF, Revenue Bond, 5.000%,
7/1/2023	800,000	866,816
Series FF, Revenue Bond, 5.000%,
7/1/2025	705,000	762,585
Memphis, Public Impt., G.O. Bond,
4.000%, 6/1/2044	1,095,000	1,239,682
Robertson County, G.O. Bond, 5.000%,
6/1/2025	1,000,000	1,208,560
		5,259,944
TEXAS - 6.7%
Austin Electric Utility, Series A, Revenue
Bond, 5.000%, 11/15/2022	500,000	550,795
Central Texas Turnpike System, Series
C, Revenue Bond, 5.000%, 8/15/2027	1,470,000	1,701,716
Dallas Independent School District, G.O.
Bond, 5.000%, 8/15/2029	500,000	543,185
Harris County, Senior Lien, Toll Road
Impt., Series B, Revenue Bond,
5.000%, 8/15/2023	600,000	680,088
Houston Combined Utility System, Water
& Sewer, Series B, Revenue Bond,
4.000%, 11/15/2044	1,000,000	1,181,630
Mansfield Independent School District,
Unrefunded Balance, Series B, G.O.
Bond, 4.000%, 2/15/2028	505,000	511,721

Investment Portfolio - September 30, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
North Texas Municipal Water District,
Sewer Impt., Revenue Bond, 3.500%,
6/1/2035	1,000,000	$1,084,670
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%,
1/1/2026	500,000	570,970
Series A, Revenue Bond, 5.000%,
1/1/2027	2,000,000	2,442,780
Series B, Revenue Bond, 5.000%,
1/1/2029	925,000	1,197,163
San Antonio Electric & Gas
Junior Lien, Revenue Bond, 4.000%,
2/1/2038	1,000,000	1,205,820
Revenue Bond, 5.000%, 2/1/2025	1,000,000	1,088,060
San Antonio Water System
Junior Lien, Series A, Revenue Bond,
5.000%, 5/15/2026	500,000	625,460
Junior Lien, Series A, Revenue Bond,
4.000%, 5/15/2040	2,000,000	2,405,080
Junior Lien, Series C, Revenue Bond,
5.000%, 5/15/2027	800,000	1,011,576
		16,800,714
UTAH - 0.2%
Central Utah Water Conservancy
District, Series B, Revenue Bond,
5.000%, 10/1/2025	500,000	615,140
VIRGINIA - 1.0%
Norfolk Water & Sewer System, Revenue
Bond, 5.000%, 11/1/2029	2,000,000	2,584,960
WASHINGTON - 4.6%
King County, Series E, G.O. Bond,
5.000%, 6/1/2022	2,000,000	2,161,480
King County, Water & Sewer
Revenue Bond, 4.000%, 7/1/2045	2,000,000	2,177,920
Series B, Revenue Bond, 5.000%,
7/1/2027	1,000,000	1,173,760
Seattle, Drainage & Wastewater, Sewer
Impt., Revenue Bond, 4.000%,
4/1/2034	2,435,000	2,796,549
Washington State, School Impt., Series
A, G.O. Bond, 5.000%, 8/1/2029	2,500,000	3,198,775
		11,508,484
WISCONSIN - 3.3%
Kenosha, G.O. Bond, 2.500%, 9/1/2024	1,000,000	1,070,570
Madison Water Utility, Series A, Revenue
Bond, 5.000%, 1/1/2027	1,045,000	1,329,021
Milwaukee Sewerage System, Sewer
Impt., Series S7, Revenue Bond,
3.000%, 6/1/2031	1,000,000	1,075,990
Wisconsin State
Series 3, G.O. Bond, 5.000%,
11/1/2025	2,900,000	3,192,494
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
WISCONSIN (continued)
Wisconsin State (continued)
Series 4, G.O. Bond, 5.000%,
5/1/2026	685,000	$817,595
Wisconsin State Environmental
Improvement Fund, Sewer Impt.,
Series A, Revenue Bond, 5.000%,
6/1/2022	750,000	810,690
		8,296,360
TOTAL MUNICIPAL BONDS
(Identified Cost $233,996,206)		244,060,081

U.S. GOVERNMENT AGENCIES - 0.4%

Other Agencies - 0.4%
Freddie Mac Multifamily ML Certificates
Series 2019-ML05, Class ACA,
3.35%, 11/25/2033	493,307	554,393
Series 2019-ML05, Class AUS, 3.40%,
1/25/2036	486,656	547,697

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $995,339)		1,102,090

SHORT-TERM INVESTMENT - 0.8%
Dreyfus Government Cash
Management, Institutional Shares,
0.25%[2]
(Identified Cost $2,031,223)	2,031,223	2,031,223

TOTAL INVESTMENTS - 99.0%
(Identified Cost $237,022,768)		247,193,394
OTHER ASSETS, LESS LIABILITIES - 1.0%		2,493,958
NET ASSETS - 100.0%		$249,687,352

Investment Portfolio - September 30, 2020

(unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of September 30, 2020.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$244,060,081	$—	$244,060,081	$—
U.S. Treasury and other U.S. Government agencies	1,102,090	—	1,102,090	—
Short-Term Investment	2,031,223	2,031,223	—	—
Total assets	$247,193,394	$2,031,223	$245,162,171	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or September 30, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.